Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 251,274	$ 285,243
Unpaid principal balance	289,340	321,743
Related allowance	4,156	3,915
Average recorded investment	274,530	301,685
Amount of related allowance included in specific reserves	126	366
Amount of related allowance included in general reserves	4,030	3,549
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	203,266	237,813
Unpaid principal balance	210,047	243,961
Related allowance	4,030	3,809
Average recorded investment	224,094	250,805
Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	1,089
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	148	0
Unpaid principal balance	165	0
Related allowance	0	0
Average recorded investment	231	603
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	420	1,292
Unpaid principal balance	8,298	11,095
Related allowance	1	1
Average recorded investment	752	2,485
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	8,157	10,129
Unpaid principal balance	8,856	11,287
Related allowance	0	1
Average recorded investment	9,407	10,917
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	632	1,899
Unpaid principal balance	3,724	5,477
Related allowance	5	13
Average recorded investment	1,772	3,438
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	27,969	31,175
Unpaid principal balance	39,194	44,149
Related allowance	120	91
Average recorded investment	28,457	28,992
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	8,279	1,030
Unpaid principal balance	14,321	3,082
Related allowance	0	0
Average recorded investment	7,722	1,205
HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	2,218	1,715
Unpaid principal balance	3,018	1,836
Related allowance	0	0
Average recorded investment	1,938	1,815
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	185	190
Unpaid principal balance	1,717	856
Related allowance	0	0
Average recorded investment	157	336
Scenario, Previously Reported
Financing Receivable, Impaired [Line Items]
Average recorded investment		265,771
No Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	43,897	23,712
Unpaid principal balance	75,267	50,196
Related allowance	0	0
Average recorded investment	40,392	25,725
No Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	21,325	9,627
Unpaid principal balance	23,880	11,366
Related allowance	0	0
Average recorded investment	19,371	12,618
No Allowance Recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	91
No Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	148	0
Unpaid principal balance	165	0
Related allowance	0	0
Average recorded investment	231	603
No Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	330	138
Unpaid principal balance	8,208	9,001
Related allowance	0	0
Average recorded investment	176	720
No Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	208	499
Unpaid principal balance	330	609
Related allowance	0	0
Average recorded investment	431	587
No Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	139	394
Unpaid principal balance	3,231	3,972
Related allowance	0	0
Average recorded investment	748	1,279
No Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	12,890	11,741
Unpaid principal balance	22,487	21,301
Related allowance	0	0
Average recorded investment	11,466	7,994
No Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	8,279	1,030
Unpaid principal balance	14,321	3,082
Related allowance	0	0
Average recorded investment	7,425	1,205
No Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	490	209
Unpaid principal balance	1,212	315
Related allowance	0	0
Average recorded investment	487	392
No Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	88	74
Unpaid principal balance	1,433	550
Related allowance	0	0
Average recorded investment	57	236
Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	207,377	261,531
Unpaid principal balance	214,073	271,547
Related allowance	4,156	3,915
Average recorded investment	234,138	275,960
Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	181,941	228,186
Unpaid principal balance	186,167	232,595
Related allowance	4,030	3,809
Average recorded investment	204,723	238,187
Allowance Recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	998
Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	0	0
Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	90	1,154
Unpaid principal balance	90	2,094
Related allowance	1	1
Average recorded investment	576	1,765
Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	7,949	9,630
Unpaid principal balance	8,526	10,678
Related allowance	0	1
Average recorded investment	8,976	10,330
Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	493	1,505
Unpaid principal balance	493	1,505
Related allowance	5	13
Average recorded investment	1,024	2,159
Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	15,079	19,434
Unpaid principal balance	16,707	22,848
Related allowance	120	91
Average recorded investment	16,991	20,998
Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average recorded investment	297	0
Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,728	1,506
Unpaid principal balance	1,806	1,521
Related allowance	0	0
Average recorded investment	1,451	1,423
Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	97	116
Unpaid principal balance	284	306
Related allowance	0	0
Average recorded investment	$ 100	$ 100